RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Schedule of Lease Liabilities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Lessee, Leases [Abstract]
Lease liabilities, beginning balance	$ 91,956,586	$ 63,520,215
Additions	7,268,363	36,573,733
Lease payments	(5,994,176)	(6,512,231)
Modifications	2,805,573	(2,456,531)
Foreign currency translation adjustment	(628,842)	831,400
Lease liabilities, ending balance	95,407,504	91,956,586
Current portion	8,190,021	7,984,563
Non-current portion	$ 87,217,483	$ 83,972,023